S000091548 [Member] Investment Objectives and Goals - S000091548 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Multi-Manager Large Cap Growth Strategies Fund (the Fund) seeks long-term capital appreciation.